RELATED PARTIES - Matthew Lioatta 2021 Trust (Q1) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 01, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Class A Common Stock outstanding (in shares)	29,251,629	28,043,449		11,268,877
Common Class A | Volato Group, Inc. | Matthew Liotta 2021 Trust
Related Party Transaction [Line Items]
Class A Common Stock outstanding (in shares)			174,338